Taxes on Income	12 Months Ended
Dec. 31, 2022
Taxes on Income [Abstract]
TAXES ON INCOME

NOTE 24: TAXES ON INCOME

The Company is an Israeli company for tax purposes and as such, subject to Israeli taxes. Subsidiary entities are generally subject to taxes in the jurisdictions where they are located or have the majority of operations and management control, therefore federal income taxes are calculated as if the Company filed separate federal income tax returns. The following tax rates were applicable to the individual entities based on the country of their organization:

●	Israel corporate income tax rate – 23 percent in 2022, 2021 and 2020

●	United States weighted tax rate – 21percent (28 percent state weighted tax rate)

●	Gibraltar tax rate - 12.5 percent and 10 percent before August 1, 2021.

a.	Tax assessments:

INX, ILSB and Midgard are subject to the tax assessment evaluation by the Israeli Tax Authority. After the receipt of such tax assessment the entity is no longer subject to the tax examination by the tax authority. The Company’s subsidiary, ILSB received the final tax assessment through 2020 tax year, whereas, Midgard and INX, has not received the final tax assessment since its incorporation.

b.	Carryforward losses for tax purposes and other temporary differences:

Carryforward operating tax losses of the Group total approximately $53,000 as of December 31, 2022. Deferred tax assets relating to these losses and to other deductible temporary differences were not recognized because their utilization in the foreseeable future is not probable.

c.	Theoretical tax:

For the year ended December 31, 2022, the difference between tax expense, assuming that all income and expenses, gains and losses in the statement of income were taxed at the statutory tax rate, and taxes on income recorded in profit or loss is mainly due to the nontaxable income related to the revaluation of the INX token liability. As the Company and its subsidiaries incurred net losses during the years ended December 31, 2021 and 2020 for which deferred income taxes were not recorded, as mentioned in Note 24b, the reconciliation between the tax expense, assuming that all income and expenses, gains and losses in the statement of income were taxed at the statutory tax rate, and the taxes on income recorded in profit or loss, does not provide significant information and therefore is not presented.

During the years ended December 31, 2022, 2021 and 2020, the Company recognized income tax expense of $119, $157 and $0, respectively.